Note 24 - Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
24.	RELATED PARTY BALANCES AND TRANSACTIONS

During the year, the Company had the following transactions with related parties, made in the normal course of operations, and accounted for at an amount of consideration established and agreed to by the Company and related parties.

a.	The Company charged $165,726 ( 2017 - $52,001, 2016 - $33,020 ) to four corporations with directors in common for rent, administration, office charges and telecommunications.

b.
Key management compensation was
$360,672
(
2017
–
$360,023,
2016
–
$480,577
) and is reflected as consulting fees and commissions paid to corporations owned by a director and officers of the Company, of which,
$17,065
(
2017
-
$3,121,
2016
-
$nil
) is unpaid and included in accounts payable and accrued liabilities. Options granted to key management was $
nil
(
$2017
-
$508,000,
2016
-
$nil
).

c.
At the year end, the Company had fully repaid unsecured loans bearing interest at
12%
per annum due to related parties of the Company (
2017
-
$150,000,
2016
-
$50,000
). Throughtout the year,
$420,000
was advanced to the company and
$720,000
was repaid to related parties. Interest expense related to the loans is
$42,133
(
2017
-
$4,586,
2016
-
$351
). Options granted to related paries during the year have a fair value of
$25,988
(
2017
- $
nil,
2016
- $
nil
).